Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares	Share subscription receivable	Additional Paid-in Capital	Retained Earnings (accumulated deficit)	Non-controlling interest	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2015		$ 11,509	$ (11,509)	$ 5,519,507	$ (8,179,131)		$ 207,368	$ (2,452,256)
Balance, Shares at Dec. 31, 2015	[1]	6,905,248
Net income for the year					3,453,977			3,453,977
Foreign currency translation adjustment							10,444	10,444
Balance at Dec. 31, 2016		$ 11,509	(11,509)	5,519,507	(4,725,154)		217,812	1,012,165
Balance, Shares at Dec. 31, 2016	[1]	6,905,248
Net income for the year					3,984,866	(6,671)		3,978,195
Foreign currency translation adjustment						(257)	221,389	221,132
Balance at Dec. 31, 2017		$ 11,509	(11,509)	5,519,507	(740,288)	(6,928)	439,201	5,211,492
Balance, Shares at Dec. 31, 2017	[1]	6,905,248
Net income for the year					1,546,290	7,336		1,553,626
Foreign currency translation adjustment						(408)	(338,830)	(339,238)
Balance at Dec. 31, 2018		$ 11,509	$ (11,509)	$ 5,519,507	$ 806,002		$ 100,371	$ 6,425,880
Balance, Shares at Dec. 31, 2018	[1]	6,905,248

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.